UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.5%
	COMMUNICATIONS – 2.0%
45,300	KDDI Corp.	$1,027,545
	CONSUMER DISCRETIONARY – 6.5%
8,700	Adidas A.G.	689,358
12,000	Adidas A.G. - ADR	474,600
58,400	Compass Group PLC	1,015,351
23,300	Lennar Corp. - Class A	1,207,173
		3,386,482
	CONSUMER STAPLES – 13.4%
10,750	Diageo PLC - ADR	1,188,627
28,500	Mondelez International, Inc. - Class A	1,028,565
243,000	Stock Spirits Group PLC	744,393
37,600	Toyo Suisan Kaisha Ltd.	1,326,118
36,600	Unilever N.V.	1,528,416
14,300	Walgreens Boots Alliance, Inc.	1,210,924
		7,027,043
	ENERGY – 10.7%
77,700	Cameco Corp.	1,082,361
41,300	Canadian Natural Resources Ltd.	1,268,323
16,600	Continental Resources, Inc.*	724,922
36,500	Peyto Exploration & Development Corp.	978,636
26,200	Royal Dutch Shell PLC - ADR - A Shares	1,562,830
		5,617,072
	FINANCIALS – 10.6%
143,000	Banco Santander S.A. - ADR	1,065,350
56,200	Bank of America Corp.	864,918
30,000	Erste Group Bank A.G.	739,839
131,000	Mitsubishi UFJ Financial Group, Inc. - ADR	814,820
40,600	MS&AD Insurance Group Holdings, Inc.	1,140,801
203,000	Uranium Participation Corp.*	902,329
		5,528,057
	HEALTH CARE – 3.5%
38,000	Daiichi Sankyo Co., Ltd.	604,211
13,100	Daiichi Sankyo Co., Ltd. - ADR	208,683
13,300	Medtronic, Inc.	1,037,267
		1,850,161

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 7.3%
57,000	Kurita Water Industries Ltd.	$1,380,623
21,700	Oshkosh Corp.	1,058,743
63,000	TOTO Ltd.	937,633
17,000	Vallourec S.A.	415,403
		3,792,402
	MATERIALS – 12.2%
920,000	Centamin PLC	784,750
156,600	Centerra Gold, Inc.	764,083
380,000	Dundee Precious Metals, Inc.*	816,043
400	Givaudan S.A.	725,252
276,000	Kinross Gold Corp.*	618,240
150,400	Newcrest Mining Ltd.*	1,531,608
10,400	Newcrest Mining Ltd. - ADR*	105,508
121,000	Toray Industries, Inc.	1,015,942
		6,361,426
	TECHNOLOGY – 12.3%
16,000	Dassault Systemes	1,086,280
18,900	eBay, Inc.*	1,090,152
37,300	EMC Corp.	953,388
24,100	Microsoft Corp.	979,785
17,800	Oracle Corp.	768,070
1,570	Samsung Electronics Co., Ltd.	1,562,288
		6,439,963
	UTILITIES – 5.0%
53,900	AES Corp.	692,615
25,400	ITC Holdings Corp.	950,722
15,800	National Fuel Gas Co.	953,214
		2,596,551
	TOTAL COMMON STOCKS (Cost $43,051,453)	43,626,702

Principal Amount

	CORPORATE BONDS – 4.3%
	ENERGY – 2.3%
	Arch Coal, Inc.
$1,320,000	8.000%, 01/15/2019[1,2]	637,725
550,000	7.000%, 06/15/2019[1]	132,000
700,000	9.875%, 06/15/2019[1]	210,000

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$500,000	Goodrich Petroleum Corp. 8.875%, 3/15/2019[1]	$237,500
		1,217,225
	MATERIALS – 2.0%
1,215,000	IAMGOLD Corp. 6.750%, 10/1/2020[1,2]	1,011,488

	TOTAL CORPORATE BONDS (Cost $3,480,507)	2,228,713

Number of Shares

	EXCHANGE-TRADED FUNDS – 1.4%
	UTILITIES – 1.4%
6,900	ETFS Platinum Trust*	763,899

	TOTAL EXCHANGE-TRADED FUNDS (Cost $845,288)	763,899

	SHORT-TERM INVESTMENTS – 10.3%
5,405,917	Federated Prime Obligations Fund - Institutional Shares, 0.042%[3]	5,405,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,405,917)	5,405,917

	TOTAL INVESTMENTS – 99.5% (Cost $52,783,165)	52,025,231
	Other Assets in Excess of Liabilities – 0.5%	244,092

	TOTAL NET ASSETS – 100.0%	$52,269,323

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

	Currency	Settlement	Currency Amount	Value at	Value at	Unrealized Appreciation
Sale Contracts	Exchange	Date	Sold	Settlement Date	March 31, 2015	(Depreciation)
Australian Dollars	AUD per USD	June 12, 2015	(446,601)	$(341,650)	$(338,768)	$2,882
Australian Dollars	AUD per USD	September 14, 2015	(447,889)	(341,650)	(338,146)	3,504
Canadian Dollars	CAD per USD	June 12, 2015	(2,238,375)	(1,762,500)	(1,765,558)	(3,058)
Canadian Dollars	CAD per USD	September 14, 2015	(2,239,433)	(1,762,500)	(1,764,538)	(2,038)
Euro	EUR per USD	June 12, 2015	(930,125)	(989,050)	(1,001,147)	(12,097)
Euro	EUR per USD	July 21, 2015	(1,273,495)	(1,450,000)	(1,371,736)	78,264
Euro	EUR per USD	September 14, 2015	(929,056)	(989,050)	(1,001,583)	(12,533)
British Pound	GBP per USD	June 12, 2015	(618,130)	(922,250)	(916,486)	5,764
British Pound	GBP per USD	September 14, 2015	(618,462)	(922,250)	(916,491)	5,759
Japanese Yen	JPY per USD	June 12, 2015	(255,648,861)	(2,113,050)	(2,133,827)	(20,777)
Japanese Yen	JPY per USD	September 14, 2015	(255,257,520)	(2,113,050)	(2,133,916)	(20,866)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(13,707,000)	$(13,682,196)	$24,804

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.6%
	COMMUNICATIONS – 3.1%
4,275	KDDI Corp.	$96,970
	CONSUMER DISCRETIONARY – 15.9%
1,100	Adidas A.G.	87,160
640	Autoliv, Inc.	75,373
750	Cie Generale des Etablissements Michelin	74,686
5,600	Compass Group PLC	97,362
740	Swatch Group A.G.	62,060
1,364	Toyota Motor Corp.	95,338
		491,979
	CONSUMER STAPLES – 16.5%
2,540	Diageo PLC	70,066
1,320	Heineken N.V.	100,817
1,700	Imperial Tobacco Group PLC	74,723
1,110	Nestle S.A.	83,838
1,184	Reckitt Benckiser Group PLC	101,872
1,920	Unilever N.V.	80,341
		511,657
	ENERGY – 6.8%
4,000	Cameco Corp.	55,740
2,900	Noble Corp. PLC	41,412
1,350	TOTAL S.A.	67,173
3,900	Weatherford International PLC*	47,970
		212,295
	FINANCIALS – 20.6%
12,000	Banco Santander SA	90,542
1,748	Brookfield Asset Management, Inc. - Class A	93,486
6,240	DBS Group Holdings Ltd.	92,572
4,600	DNB ASA	74,062
2,450	Erste Group Bank A.G.	60,420
7,880	HSBC Holdings PLC	67,099
5,050	ORIX Corp.	71,096
4,700	UBS Group A.G.	88,603
		637,880
	HEALTH CARE – 5.0%
3,100	Daiichi Sankyo Co., Ltd.	49,291
1,079	Novartis A.G.	106,756
		156,047

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 9.3%
4,800	Experian PLC	$79,537
2,900	Nabtesco Corp.	84,146
720	Siemens A.G.	77,961
2,000	Vallourec S.A.	48,871
		290,515
	MATERIALS – 6.6%
3,075	Anglo American PLC	46,164
843	BASF S.E.	83,892
1,352	Koninklijke DSM N.V.	75,552
3	Koninklijke DSM N.V. - ADR	42
		205,650
	TECHNOLOGY – 9.0%
1,070	Accenture PLC - Class A	100,249
1,275	Dassault Systemes	86,563
7,260	Telefonaktiebolaget LM Ericsson - B Shares	91,380
		278,192
	UTILITIES – 2.8%
6,800	AES Corp.	87,380

	TOTAL COMMON STOCKS (Cost $3,074,731)	2,968,565

	SHORT-TERM INVESTMENTS – 5.2%
161,635	Federated Prime Obligations Fund - Institutional Shares, 0.042%[1]	161,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $161,635)	161,635

	TOTAL INVESTMENTS – 100.8% (Cost $3,236,366)	3,130,200
	Liabilities in Excess of Other Assets – (0.8)%	(25,881)

	TOTAL NET ASSETS – 100.0%	$3,104,319

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 40.7%
$40,000	American Beacon Advisors, Inc. 5.500%, 3/31/2022[1,2]	$40,233
250,000	American Tire Distributors, Inc. 5.750%, 6/1/2018[1,2]	251,406
124,686	Aricent Technologies 5.500%, 4/14/2021[1,2,3]	125,361
242,483	BATS Global Markets Holdings, Inc. 5.750%, 1/31/2020[1,2]	244,908
49,241	Blue Ribbon LLC 5.750%, 11/13/2021[1,2]	49,671
250,000	Cable & Wireless Communications PLC 5.500%, 12/31/2016[2,3]	250,779
245,239	Carestream Health, Inc. 5.000%, 6/7/2019[1,2]	246,431
250,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	251,563
250,000	Dollar Tree, Inc. 4.250%, 2/6/2022[1,2]	252,934
100,000	Dynacast International LLC 5.250%, 1/30/2022[1,2]	101,125
250,000	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2]	249,719
233,349	Hilton Worldwide Finance LLC 0.000%, 10/25/2020[1,2]	233,932
250,000	Ineos U.S. Finance LLC 4.500%, 3/11/2022[1,2]	250,594
	Midas Intermediate Holdco II LLC
25,253	4.750%, 08/18/2021[2]	25,450
224,120	4.750%, 08/18/2021[1,2]	225,872
250,000	Nord Anglia Education Finance LLC 4.500%, 3/31/2021[1,2]	250,781
249,375	NVA Holdings, Inc. 4.750%, 8/14/2021[1,2]	249,998
249,372	Ortho-Clinical Diagnostics, Inc. 4.500%, 6/30/2021[1,2]	247,346
50,000	PetSmart, Inc. 5.000%, 3/10/2022[1,2]	50,433
250,000	Presidio, Inc. 6.250%, 1/26/2022[1,2]	249,688
250,000	Riverbed Technology, Inc. 6.000%, 3/15/2022[1,2]	252,750

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$100,000	ViaWest, Inc. 4.750%, 3/30/2022[1,2]	$100,563

	TOTAL BANK LOANS (Cost $4,182,083)	4,201,537

	CORPORATE BONDS – 58.1%
	COMMUNICATIONS – 10.6%
117,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022[1]	125,044
98,000	DISH DBS Corp. 5.875%, 7/15/2022	99,592
115,000	EarthLink Holdings Corp. 7.375%, 6/1/2020[1]	117,875
80,000	Equinix, Inc. 5.375%, 1/1/2022[1]	83,400
100,000	Intelsat Jackson Holdings S.A. 7.250%, 10/15/2020[1,3]	103,000
87,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[1]	89,528
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	72,375
74,000	Sprint Capital Corp. 6.900%, 5/1/2019	76,498
100,000	Sprint Corp. 7.625%, 2/15/2025[1]	99,500
100,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1]	104,000
45,000	Verizon Communications, Inc. 3.450%, 3/15/2021	47,063
75,000	Windstream Corp. 7.750%, 10/1/2021[1]	74,813
		1,092,688
	CONSUMER DISCRETIONARY – 13.9%
25,000	Advance Auto Parts, Inc. 5.750%, 5/1/2020	28,286
99,000	Allegiant Travel Co. 5.500%, 7/15/2019	101,475
104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	106,990
79,000	Boise Cascade Co. 6.375%, 11/1/2020[1]	83,148
17,000	Dana Holding Corp. 6.750%, 2/15/2021[1]	17,935
75,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020	90,375

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$100,000	Griffon Corp. 5.250%, 3/1/2022[1]	$98,660
104,000	Hertz Corp. 5.875%, 10/15/2020[1]	106,860
29,000	Isle of Capri Casinos, Inc. 7.750%, 3/15/2019[1]	30,106
100,000	Masco Corp. 4.450%, 4/1/2025[1]	103,250
67,000	MGM Resorts International 6.625%, 12/15/2021	71,564
36,000	NCL Corp. Ltd. 5.000%, 2/15/2018[1,3]	36,720
86,000	Penn National Gaming, Inc. 5.875%, 11/1/2021[1]	85,355
100,000	PHH Corp. 7.375%, 9/1/2019	103,750
88,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	97,020
100,000	Scientific Games International, Inc. 6.250%, 9/1/2020[1]	74,500
37,000	Sonic Automotive, Inc. 7.000%, 7/15/2022[1]	40,330
60,000	United Continental Holdings, Inc. 6.375%, 6/1/2018	63,525
86,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1]	94,084
		1,433,933
	CONSUMER STAPLES – 2.2%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	70,210
98,000	Tops Holding Corp. / Tops Markets LLC 8.875%, 12/15/2017[1]	103,145
50,000	WhiteWave Foods Co. 5.375%, 10/1/2022	53,750
		227,105
	ENERGY – 10.1%
140,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/2018[1]	106,400
100,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	96,000
75,000	Bonanza Creek Energy, Inc. 5.750%, 2/1/2023[1]	69,000

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$90,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp. 7.875%, 4/15/2022[1]	$64,800
113,000	Concho Resources, Inc. 6.500%, 1/15/2022[1]	118,367
48,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	48,360
100,000	Energy Transfer Partners LP 4.050%, 3/15/2025[1]	100,846
27,000	Laredo Petroleum, Inc. 6.250%, 3/15/2023[1]	26,933
95,000	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 4/15/2020[1]	80,987
75,000	Oasis Petroleum, Inc. 6.875%, 1/15/2023[1]	72,750
93,000	Regency Energy Partners LP / Regency Energy Finance Corp. 4.500%, 11/1/2023[1]	93,465
100,000	SandRidge Energy, Inc. 7.500%, 3/15/2021[1]	62,000
100,000	Williams Partners LP 3.600%, 3/15/2022[1]	99,688
		1,039,596
	FINANCIALS – 10.3%
	Air Lease Corp.
50,000	2.125%, 01/15/2018	49,750
25,000	3.750%, 02/01/2022[1]	25,405
	Aircastle Ltd.
38,000	6.250%, 12/01/2019[3]	41,777
79,000	5.500%, 02/15/2022[3]	84,036
100,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	106,875
71,000	Citigroup, Inc. 3.875%, 3/26/2025	71,267
75,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[1]	77,438
50,000	E*TRADE Financial Corp. 4.625%, 9/15/2023[1]	50,875
50,000	Goldman Sachs Group, Inc. 2.600%, 4/23/2020[1]	50,532
95,000	Morgan Stanley 4.875%, 11/1/2022	103,755
108,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	104,760

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$85,000	Raymond James Financial, Inc. 8.600%, 8/15/2019	$105,434
97,000	Select Income REIT 4.500%, 2/1/2025[1]	97,304
95,000	TD Ameritrade Holding Corp. 2.950%, 4/1/2022[1]	96,590
		1,065,798
	HEALTH CARE – 4.3%
75,000	Acadia Healthcare Co., Inc. 5.125%, 7/1/2022[1]	75,094
23,000	Alere, Inc. 7.250%, 7/1/2018[1]	24,409
40,000	Centene Corp. 4.750%, 5/15/2022[1]	41,500
104,000	DaVita HealthCare Partners, Inc. 5.125%, 7/15/2024[1]	106,080
37,000	HCA Holdings, Inc. 7.750%, 5/15/2021[1]	39,370
81,000	HealthSouth Corp. 5.750%, 11/1/2024[1]	84,240
70,000	Omnicare, Inc. 4.750%, 12/1/2022[1]	72,275
		442,968
	INDUSTRIALS – 0.7%
80,000	Triumph Group, Inc. 4.875%, 4/1/2021[1]	78,200

	MATERIALS – 0.9%
89,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/2020[1]	92,004

	TECHNOLOGY – 2.6%
50,000	CDW LLC / CDW Finance Corp. 5.000%, 9/1/2023[1]	50,750
102,000	CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022[1]	108,375
106,000	NCR Corp. 4.625%, 2/15/2021[1]	106,132
		265,257
	UTILITIES – 2.5%
93,000	AES Corp. 5.500%, 3/15/2024[1]	92,767

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$79,000	Calpine Corp. 5.375%, 1/15/2023[1]	$79,000
80,000	NRG Energy, Inc. 7.875%, 5/15/2021[1]	86,000
		257,767
	TOTAL CORPORATE BONDS (Cost $6,046,980)	5,995,316

Number of Shares

	SHORT-TERM INVESTMENTS – 22.9%
2,363,678	Federated Prime Obligations Fund - Institutional Shares, 0.042%[4]	2,363,678

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,363,678)	2,363,678

	TOTAL INVESTMENTS – 121.7% (Cost $12,592,741)	12,560,531
	Liabilities in Excess of Other Assets – (21.7)%	(2,241,469)

	TOTAL NET ASSETS – 100.0%	$10,319,062

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”) and Aristotle Strategic Credit Fund (the “Strategic Credit Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund and the Strategic Credit Fund is a diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Note 3 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund
Cost of investments	$52,783,165	$3,236,377	$12,592,741

Gross unrealized appreciation	$3,703,101	$117,698	$55,240
Gross unrealized depreciation	(4,461,035)	(223,875)	(87,450)

Net unrealized depreciation on investments	$(757,934)	$(106,177)	$(32,210)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$43,626,702	$-	$-	$43,626,702
Corporate Bonds[2]	-	2,228,713	-	2,228,713
Exchange-Traded Funds	763,899	-	-	763,899
Short-Term Investments	5,405,917	-	-	5,405,917
Total Investments	$49,796,518	$2,228,713	$-	$52,025,231
Other Financial Instruments[3]
Forward Contracts	$96,173	$-	$-	$96,173
Total Assets	$49,892,691	$2,228,713	$-	$52,121,404

Liabilities
Other Financial Instruments[3]
Forward Contracts	$71,369	$-	$-	$71,369
Total Liabilities	$71,369	$-	$-	$71,369

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,968,565	$-	$-	$2,968,565
Short-Term Investments	161,635	-	-	161,635
Total Assets	$3,130,200	$-	$-	$3,130,200

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$4,201,537	$-	$4,201,537
Corporate Bonds[2]	-	5,995,316	-	5,995,316
Short-Term Investments	2,363,678	-	-	2,363,678
Total Assets	$2,363,678	$10,196,853	$-	$12,560,531

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2014, Saul Global Opportunities Fund and International Equity Fund held Level 2 securities as a result of certain foreign markets being closed. At March 31, 2015, those particular foreign markets were open resulting in $11,149,610 and $427,815, respectively, transferring out of Level 2 into Level 1.

Note 5 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	5/27/15

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/15